Expense Example	Nov. 01, 2025 USD ($)
Azzad Ethical Fund | Azzad Ethical Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,298
Azzad Wise Capital Fund | Azzad Wise Capital Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,136